SCHEDULE OF SUBSIDIARIES (Details)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
JE Cleantech International Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	JE Cleantech International Ltd
Date of Incorporation	Apr. 09, 2018
Place of incorporation	The British Virgin Islands
Principal Activities	Investment holding
Ownership percentage	100.00%	100.00%
JCS- Echigo Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	JCS- Echigo Pte. Ltd.
Date of Incorporation	Nov. 25, 1999
Place of incorporation	Singapore
Principal Activities	Manufacturing, selling and servicing of cleaning systems, component and parts
Ownership percentage	100.00%	100.00%
Hygieia Warewashing Ptd. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Hygieia Warewashing Ptd. Ltd.
Date of Incorporation	Dec. 29, 2010
Place of incorporation	Singapore
Principal Activities	Provision of centralized dishware washing services and leasing of dishware washing equipment
Ownership percentage	100.00%	100.00%
Evoluxe Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Evoluxe Pte. Ltd
Date of Incorporation	May 06, 2016
Place of incorporation	Singapore
Principal Activities	Dormant
Ownership percentage	100.00%	100.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	JE Cleantech Holdings Limited
Date of Incorporation	Jan. 29, 2019
Place of incorporation	Cayman Islands
Principal Activities	Investment holding